Notes to the interim condensed consolidated statement of financial position - Changes in share capital (Details) - EUR (€)						6 Months Ended
	May 07, 2025	May 02, 2025	Apr. 28, 2025	Dec. 19, 2024	Oct. 17, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 11, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Shareholders' equity						€ (8,909,000)	€ (79,060,000)	€ (106,647,000)		€ (32,032,000)
Number of shares outstanding						139,151,274		95,662,391
Nominal value						€ 0.01
Issue of equity						€ 135,550,000
Transaction costs						7,519,000
Capital increase						€ 57,370,000	6,000
T2 BSA Prefunded Warrants
Disclosure of classes of share capital [line items]
Number of shares callable by warrants		43,437,036
Price per share		€ 1.35
Subscription price per warrant		€ 1.34
Tranche I, phase I, 2024 Financing arrangement in three tranches | T1 BSA Warrants
Disclosure of classes of share capital [line items]
Number of warrants issued					35,399,481
Number of shares callable by warrants					35,399,481
Exercise price of warrant					€ 0.01
Subscription price per warrant					€ 1.34
Proceeds from issuance of shares and warrants					€ 94,100,000
Tranche I, phase I, 2024 Financing arrangement in three tranches | T1 New Share
Disclosure of classes of share capital [line items]
Number of shares issued during the period					34,600,507
Price per share					€ 1.35
Tranche I, phase II, 2024 Financing arrangement in three tranches
Disclosure of classes of share capital [line items]
Proceeds from issuance of shares and warrants				€ 21,400,000
Tranche I, phase II, 2024 Financing arrangement in three tranches | T1 bis BSA Warrants
Disclosure of classes of share capital [line items]
Number of warrants issued				8,053,847
Number of shares callable by warrants				8,053,847
Exercise price of warrant				€ 0.01
Subscription price per warrant				€ 1.34
Tranche I, 2024 Financing arrangement in three tranches
Disclosure of classes of share capital [line items]
Shares issued during period upon exercise of warrants			1,000,000
Proceeds from exercise of warrants			€ 10,000
Number of warrants exercised during the period			1,000,000
Tranche I, 2024 Financing arrangement in three tranches | T1 BSA Warrants
Disclosure of classes of share capital [line items]
Shares issued during period upon exercise of warrants						1,000,000
Tranche II, 2024 Financing arrangement in three tranches
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	42,488,883
Proceeds from issuance of shares and warrants	€ 115,600,000
Tranche II, 2024 Financing arrangement in three tranches | T2 BSA Prefunded Warrants
Disclosure of classes of share capital [line items]
Nominal value	€ 0.01
Transaction costs	€ 7,500,000
Number of warrants issued	43,437,036	43,437,036				43,437,036
Number of shares per warrant	1	1						1	1
Number of shares callable by warrants	43,437,036
Price per share	€ 1.35
Subscription price per warrant	€ 1.34
Unit Fair value (€)	3.18							0.86	1.05
Share price, measurement input	€ 3.19
Tranche II, 2024 Financing arrangement in three tranches | T2 New Share
Disclosure of classes of share capital [line items]
Nominal value	€ 0.01
Number of shares issued during the period	42,488,883	42,488,883				42,488,883
Price per share	€ 1.35
Capital increase	€ 57,400,000
Unit fair value	3.19							0.85	1.04
Stock price	€ 3.19							€ 2.18	€ 2.37
Share price, measurement input	€ 3.19
Fair value of shares issued	€ 135,500,000
Share capital
Disclosure of classes of share capital [line items]
Shareholders' equity						€ 1,391,512.74	€ 525,000	€ 956,623.91		€ 521,000
Number of shares outstanding						139,151,274	52,477,188	95,662,391		52,115,807
Nominal value						€ 0.01		€ 0.01
Issue of equity						€ 435,000
Share capital | Tranche I, 2024 Financing arrangement in three tranches
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding			1,000,000
Nominal value			€ 0.01
Issue of equity			€ 10,000
Share capital | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of classes of share capital [line items]
Nominal value	€ 0.01
Issue of equity	€ 424,888.83
Share capital | Tranche II, 2024 Financing arrangement in three tranches | T2 New Share
Disclosure of classes of share capital [line items]
Issue of equity	400,000
Premiums related to share capital
Disclosure of classes of share capital [line items]
Shareholders' equity						376,754,830.25	€ 201,859,000	€ 249,159,596.78		€ 201,862,000
Issue of equity						135,115,000
Transaction costs						€ 7,519,000
Premiums related to share capital | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of classes of share capital [line items]
Issue of equity	€ 127,595,233.47